Short-Term Loans and Long-Term Debt (Aggregate Annual Maturities of Long-Term Debt Outstanding) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Long-term Debt and Capital Lease Obligations, Including Current Maturities [Abstract]
2020	¥ 1,234
2021	355,199
2022	821
2023	487
2024	203
Thereafter	630
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total	¥ 358,574	¥ 364,602